The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments — March 31, 2021 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 75.1%
	Aerospace — 2.4%
$1,000,000	Aerojet Rocketdyne Holdings Inc.,
	2.250%, 12/15/23	$1,803,750
1,713,000	Kaman Corp.,
	3.250%, 05/01/24	1,865,457

		3,669,207

	Airlines — 1.5%
585,000	JetBlue Airways Corp.,
	0.500%, 04/01/26(a)	645,723
930,000	Southwest Airlines Co.,
	1.250%, 05/01/25	1,601,344

		2,247,067

	Broadcasting — 0.5%
588,000	Liberty Media Corp.-Liberty Formula One,
	1.000%, 01/30/23	748,157

	Business Services — 2.9%
860,000	2U Inc.,
	2.250%, 05/01/25(a)	1,352,780
1,500,000	Perficient Inc.,
	1.250%, 08/01/25(a)	1,941,385
1,000,000	RingCentral Inc.,
	Zero Coupon, 03/01/25	1,100,625
110,000	Shift4 Payments Inc.,
	Zero Coupon, 12/15/25(a)	138,116

		4,532,906

	Cable and Satellite — 2.1%
	DISH Network Corp.,
1,335,000	Zero Coupon, 12/15/25(a)	1,419,105
1,000,000	3.375%, 08/15/26	963,800
1,065,000	fuboTV Inc.,
	3.250%, 02/15/26(a)	923,222

		3,306,127

	Communications Equipment — 1.5%
2,210,000	InterDigital Inc.,
	2.000%, 06/01/24	2,357,907

	Computer Software and Services — 27.4%
1,015,000	8x8 Inc.,
	0.500%, 02/01/24	1,415,291
	Bandwidth Inc.,
500,000	0.250%, 03/01/26	767,000
785,000	0.500%, 04/01/28(a)	765,375
	Blackline Inc.,
250,000	0.125%, 08/01/24	397,031
900,000	Zero Coupon, 03/15/26(a)	878,063
900,000	Cardlytics Inc.,
	1.000%, 09/15/25(a)	1,359,540
425,000	Cloudflare Inc.,
	0.750%, 05/15/25(a)	841,766

Principal Amount		Market Value
	Coupa Software Inc.,
$705,000	0.125%, 06/15/25	$1,203,787
900,000	0.375%, 06/15/26(a)	1,021,500
2,000,000	CSG Systems International Inc.,
	4.250%, 03/15/36	2,100,000
745,000	CyberArk Software Ltd.,
	Zero Coupon, 11/15/24	806,909
225,000	Dropbox Inc.,
	Zero Coupon, 03/01/28(a)	233,297
1,025,000	Everbridge Inc.,
	0.125%, 12/15/24	1,308,797
721,000	GDS Holdings Ltd.,
	2.000%, 06/01/25	1,214,434
1,435,000	i3 Verticals LLC,
	1.000%, 02/15/25(a)	1,483,431
1,380,000	Limelight Networks Inc.,
	3.500%, 08/01/25(a)	1,272,360
620,000	LivePerson Inc.,
	0.750%, 03/01/24	958,376
750,000	Lumentum Holdings Inc.,
	0.500%, 12/15/26	876,075
800,000	MakeMyTrip Ltd.,
	Zero Coupon, 02/15/28(a)	872,000
1,500,000	Match Group Financeco 3 Inc.,
	2.000%, 01/15/30(a)	2,681,250
1,000,000	MercadoLibre Inc.,
	2.000%, 08/15/28	3,350,625
840,000	Nice Ltd.,
	Zero Coupon, 09/15/25(a)	873,249
165,000	Nice Systems Inc.,
	1.250%, 01/15/24	431,372
1,500,000	Okta Inc.,
	0.125%, 09/01/25	2,031,563
1,000,000	PAR Technology Corp.,
	2.875%, 04/15/26	1,720,000
1,565,000	Proofpoint Inc.,
	0.250%, 08/15/24	1,677,484
1,000,000	PROS Holdings Inc.,
	1.000%, 05/15/24	1,013,750
1,165,000	Q2 Holdings Inc.,
	0.750%, 06/01/26	1,523,937
1,500,000	Splunk Inc.,
	1.125%, 09/15/25	1,770,937
	Square Inc.,
250,000	0.125%, 03/01/25(a)	488,281
500,000	0.250%, 11/01/27(a)	567,187
640,000	Varonis Systems Inc.,
	1.250%, 08/15/25(a)	1,138,400
1,250,000	Workiva Inc.,
	1.125%, 08/15/26	1,654,484

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Computer Software and Services (Continued)
$ 1,335,000	Zscaler Inc.,
	0.125%, 07/01/25(a)	$1,786,230

		42,483,781

	Consumer Products — 0.9%
400,000	Farfetch Ltd.,
	3.750%, 05/01/27(a)	1,378,500

	Consumer Services — 5.2%
640,000	Callaway Golf Co.,
	2.750%, 05/01/26(a)	1,098,400
970,000	NCL Corp. Ltd.,
	5.375%, 08/01/25(a)	1,683,435
	Royal Caribbean Cruises Ltd.,
270,000	4.250%, 06/15/23(a)	380,835
445,000	2.875%, 11/15/23(a)	580,280
450,000	Shopify Inc.,
	0.125%, 11/01/25	515,250
1,565,000	Stride Inc.,
	1.125%, 09/01/27(a)	1,445,747
725,000	TechTarget Inc.,
	0.125%, 12/15/25(a)	859,270
1,350,000	Wayfair Inc.,
	0.625%, 10/01/25(a)	1,447,875

		8,011,092

	Diversified Industrial — 1.0%
600,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	1,492,125

	Electronics — 1.4%
1,800,000	Knowles Corp.,
	3.250%, 11/01/21	2,122,920

	Energy and Utilities — 1.9%
795,000	Bloom Energy Corp.,
	2.500%, 08/15/25(a)	1,460,119
1,800,000	Cheniere Energy Inc.,
	4.250%, 03/15/45	1,488,561

		2,948,680

	Financial Services — 2.5%
535,000	Chimera Investment Corp.,
	7.000%, 04/01/23	1,032,216
630,000	Colony Capital Operating Co. LLC,
	5.750%, 07/15/25(a)(b)	1,855,350
955,000	GOL Equity Finance SA,
	3.750%, 07/15/24(a)	791,079
225,000	Repay Holdings Corp.,
	Zero Coupon, 02/01/26(a)	221,063

		3,899,708

Principal Amount		Market Value
	Health Care — 13.3%
$ 1,000,000	1Life Healthcare Inc.,
	3.000%, 06/15/25(a)	$1,198,100
445,000	Coherus Biosciences Inc.,
	1.500%, 04/15/26(a)	475,540
1,000,000	Collegium Pharmaceutical Inc.,
	2.625%, 02/15/26	1,090,453
1,000,000	CONMED Corp.,
	2.625%, 02/01/24	1,568,120
800,000	Cutera Inc.,
	2.250%, 03/15/26(a)	902,480
	Dexcom Inc.,
495,000	0.750%, 12/01/23	1,092,094
320,000	0.250%, 11/15/25(a)	315,800
900,000	Esperion Therapeutics Inc.,
	4.000%, 11/15/25(a)	926,437
1,635,000	Exact Sciences Corp.,
	0.375%, 03/15/27	2,244,037
1,500,000	Insulet Corp.,
	0.375%, 09/01/26	2,000,775
	Invacare Corp.,
750,000	4.500%, 06/01/22	704,531
680,000	4.250%, 03/15/26(a)	681,249
225,000	MannKind Corp.,
	2.500%, 03/01/26(a)	228,094
608,000	Neurocrine Biosciences Inc.,
	2.250%, 05/15/24	823,460
418,000	Pacira BioSciences Inc.,
	2.375%, 04/01/22	506,344
750,000	Paratek Pharmaceuticals Inc.,
	4.750%, 05/01/24	678,283
850,000	PetIQ Inc.,
	4.000%, 06/01/26(a)	1,208,594
225,000	SmileDirectClub Inc.,
	Zero Coupon, 02/01/26(a)	198,141
1,250,000	Supernus Pharmaceuticals Inc.,
	0.625%, 04/01/23	1,211,278
680,000	Tabula Rasa HealthCare Inc.,
	1.750%, 02/15/26	690,200
1,030,000	Teladoc Health Inc.,
	1.250%, 06/01/27(a)	1,149,789
750,000	Travere Therapeutics Inc.,
	2.500%, 09/15/25	775,313

		20,669,112

	Real Estate Investment Trusts — 2.0%
2,000,000	Arbor Realty Trust Inc.,
	4.750%, 11/01/22	2,092,500
225,000	Pebblebrook Hotel Trust,
	1.750%, 12/15/26	264,375

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Real Estate Investment Trusts (Continued)
$ 675,000	Summit Hotel Properties Inc.,
	1.500%, 02/15/26	$747,141

		3,104,016

	Retail — 0.7%
640,000	National Vision Holdings Inc.,
	2.500%, 05/15/25(a)	1,004,000

	Semiconductors — 0.7%
300,000	Teradyne Inc.,
	1.250%, 12/15/23	1,154,625

	Telecommunications — 5.9%
1,500,000	Harmonic Inc.,
	2.000%, 09/01/24	1,693,200
750,000	Infinera Corp.,
	2.500%, 03/01/27	1,086,620
1,200,000	Kaleyra Inc.,
	6.125%, 02/15/26	1,200,000
700,000	Liberty Latin America Ltd.,
	2.000%, 07/15/24	692,679
1,225,000	PagerDuty Inc.,
	1.250%, 07/01/25(a)	1,538,141
250,000	Twilio Inc.,
	0.250%, 06/01/23	1,200,749
	Vocera Communications Inc.,
750,000	1.500%, 05/15/23	1,016,250
775,000	0.500%, 09/15/26(a)	713,484

		9,141,123

	Transportation — 1.3%
1,000,000	Atlas Air Worldwide Holdings Inc.,
	1.875%, 06/01/24	1,194,400
445,000	Seaspan Corp.,
	3.750%, 12/15/25(a)	532,887
225,000	Uber Technologies Inc.,
	Zero Coupon, 12/15/25(a)	237,516

		1,964,803

	TOTAL CONVERTIBLE CORPORATE BONDS	116,235,856

Shares
	CONVERTIBLE PREFERRED STOCKS — 3.0%
	Agriculture — 0.7%
9,000	Bunge Ltd., 4.875%	1,041,561

	Real Estate Investment Trusts — 2.0%
21,700	QTS Realty Trust Inc., 6.500%, Ser. B	3,049,067

	Telecommunications — 0.3%
10,000	Cincinnati Bell Inc., 6.750%, Ser. B	499,400

	TOTAL CONVERTIBLE PREFERRED STOCKS	4,590,028

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (c) —10.8%
	Automotive: Parts and Accessories — 1.6%
15,600	Aptiv plc,
	5.500%, Ser. A, 06/15/23	$2,463,084

	Diversified Industrial — 1.3%
11,000	Colfax Corp.,
	5.750%, 01/15/22	1,981,760

	Energy and Utilities — 2.5%
	NextEra Energy Inc.,
17,400	5.279%, 03/01/23	861,822
38,030	6.219%, 09/01/23	1,886,288

5,000	Sempra Energy,
	6.750%, Ser. B, 07/15/21	523,300

11,150	Spire Inc.,
	7.500%, Ser. A, 03/01/24	613,807

		3,885,217

	Financial Services — 1.5%
2,115	2020 Cash Mandatory Exchangeable Trust,
	5.250%, 06/01/23	2,383,922

	Health Care — 1.9%
12,060	Avantor Inc.,
	6.250%, Ser. A, 05/15/22	1,088,656

750	Danaher Corp.,
	5.000%, Ser. B, 04/15/23	971,400

19,990	Elanco Animal Health Inc.,
	5.000%, 02/01/23	917,141

		2,977,197

	Semiconductors — 2.0%
2,085	Broadcom Inc.,
	8.000%, Ser. A, 09/30/22	3,074,312

	TOTAL MANDATORY CONVERTIBLE SECURITIES	16,765,492

	COMMON STOCKS — 8.8%
	Automotive: Parts and Accessories — 0.4%
400	Dana Inc.	9,732
1,000	Genuine Parts Co.	115,590
10,000	Navistar International Corp.†	440,300

		565,622

	Communications Equipment — 1.2%
8,113	American Tower Corp., REIT	1,939,494

	Computer Hardware — 0.1%
1,000	International Business Machines Corp.	133,260

	Computer Software and Services — 1.3%
8,987	Alibaba Group Holding Ltd., ADR†	2,037,622

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products — 0.4%
7,500	Swedish Match AB	$585,507

	Energy and Utilities — 0.1%
515,000	Bristow Group Inc., Escrow†(d)	0
2,000	PNM Resources Inc.	98,100

		98,100

	Financial Services — 2.2%
2,500	American Express Co.	353,600
5,000	Bank of America Corp.	193,450
1,700	Citigroup Inc.	123,675
500	JPMorgan Chase & Co.	76,115
2,500	Julius Baer Group Ltd.	159,869
300	Morgan Stanley	23,298
9,000	State Street Corp.	756,090
20,000	The Bank of New York Mellon Corp.	945,800
4,500	The PNC Financial Services Group Inc.	789,345

		3,421,242

	Food and Beverage — 0.3%
4,000	Maple Leaf Foods Inc.	91,191
1,000	Pernod Ricard SA	187,691
1,500	Remy Cointreau SA	277,050

		555,932

	Health Care — 0.5%
500	Johnson & Johnson	82,175
1,500	Merck & Co. Inc.	115,635
13,500	Roche Holding AG, ADR	547,560

		745,370

	Real Estate Investment Trusts — 1.7%
15,205	Crown Castle International Corp.(e)	2,617,237

	Retail — 0.2%
800	Costco Wholesale Corp.	281,984

	Telecommunications — 0.3%
600	Swisscom AG	321,854
4,000	Verizon Communications Inc.	232,600

		554,454

	Transportation — 0.1%
1,000	GATX Corp.	92,740

	TOTAL COMMON STOCKS	13,628,564

Shares		Market Value

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.3%
$3,635,000	U.S. Treasury Bills, 0.005% to 0.100%††, 06/10/21 to 09/23/21	3,634,847

	TOTAL INVESTMENTS — 100.0% (Cost $118,830,721)	$154,854,787

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

At March 31, 2021, the Fund held an investment in a restricted and illiquid security amounting to $1,855,350 or 1.18% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	03/31/21 Carrying Value Per Bond
$630,000	Colony Capital Operating Co. LLC, 5.750%, 07/15/25	07/17/20	$769,626	$2,945.00

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Securities, or a portion thereof, with a value of $1,721,300 were deposited with Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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